Consolidated Balance Sheets (Parentheticals) - $ / shares	Dec. 31, 2021	Dec. 31, 2020
Statement of Financial Position [Abstract]
Redemption par value (in Dollars per share)	$ 0.0001	$ 0.0001
Redemption value, shares issued	17,250,000	0
Redemption value, shares outstanding	17,250,000	0
Preferred stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized	200,000,000	200,000,000
Common stock, shares issued	4,312,500	4,312,500
Common stock, shares outstanding	4,312,500	4,312,500